Current and deferred income taxes - Reconciliation of income taxes expenses (Details) - USD ($) $ in Thousands			12 Months Ended
	Apr. 25, 2019	Apr. 24, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of taxes on income expenses
(Loss) income before income tax			$ (215,880)	$ 131,899	$ 271,459
Standard rate			24.94%	26.01%	27.08%
Income tax benefit (expense) at standard rate			$ 53,840	$ (34,307)	$ (73,511)
Difference in tax rate for subsidiaries outside Luxembourg			24,698	(11,227)	(19,912)
Special mining levy and special mining tax			(7,431)	(14,565)	(22,766)
Withholding tax on dividends paid by subsidiaries			(9,764)		(8,299)
Other permanent tax differences			(4,470)	19,176	18,294
Income tax benefit (expense)			56,873	(40,923)	(106,194)
Current			(46,382)	(71,787)	(125,691)
Deferred			$ 103,255	$ 30,864	$ 19,497
Luxembourg
Reconciliation of taxes on income expenses
Standard rate	24.94%	26.01%